Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 11. Stockholders’ Equity

Preferred Stock

American Cannabis Company, Inc. is authorized to issue 5,000,000 shares of preferred stock at $0.01 par value. No shares of preferred stock were issued and outstanding during the three months ended June 30, 2019, and 2017 respectively.

Common Stock

American Cannabis Company, Inc. is authorized to issue 100,000,000 common shares at $0.00001 par value per share.

For the three months ended June 30, 2019, the Company did not issue any stock based compensation.

For the six months ended June 30, 2019, the Company issued 50,000 common shares to Tyler A. Schloesser as a signing bonus valued at $22,500 and 39,708 common shares to Gayle Barr for services rendered valued at $21,244.

Note 12. Stockholders’ Equity

Preferred Stock

The American Cannabis Company, Inc. is authorized to issue 5,000,000 shares of preferred stock at $0.01 par value.

No shares of preferred stock were issued and outstanding during the year ended December 31, 2018 and 2017.

Common Stock

On January 22, 2018, pursuant to a written agreement with Vincent “Tripp” Keber, the Company issued Mr. Keber an option to purchase 300,000 shares of common stock for a price of $0.63 per share. The option expires on November 19, 2019.

On May 17, 2018, the Company issued 6,060 common shares to Av Singh for services rendered.

On May 17, 2018, the Company issued 2,500 common shares to Randy Fleming for services rendered.

On May 17, 2018, the Company issued 17,954 common shares to Gayle Barr for services rendered.

On May 17, 2018, the Company issued 2,500 common shares to Pamela Staley for services rendered.

On September 27, 2018, the Company issued 50,000 common shares to R. Leslie Hymers, III, based on contract.